FINANCIAL INSTRUMENTS - Fair value hierarchy and other disclosures (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value and other disclosures
Financial assets	$ 440,474	$ 282,512
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Financial liabilities	2,590,421	1,834,704
Borrowings
Fair value and other disclosures
Financial liabilities	2,128,069	1,461,091
Financial liabilities at fair value	2,038,658	1,459,574
Notes
Fair value and other disclosures
Financial liabilities	1,305,742	835,024
Financial liabilities at fair value	1,210,111	846,820
Other Borrowings
Fair value and other disclosures
Financial liabilities	822,327	626,067
Financial liabilities at fair value	$ 828,547	$ 612,754